Foreign currency transactions	12 Months Ended
Dec. 31, 2020
Foreign Exchange Rates [Abstract]
Foreign currency transactions
30.	Foreign currency transactions
a.	Transactions denominated in foreign currency for the years ended December 31, 2018, 2019 and 2020 were as follows:

	2018	2019	2020
	(In thousands of U.S. dollars)
Revenues from aeronautical and non-aeronautical services	150,488	172,780	98,668
Revenues for recovery expenses	1,820	2,281	701
Technical assistance fees	5,859	5,971	6,108
Other expenses (1)	61,078	75,868	83,710

(1) Includes interest for the years ended December 31, 2018, 2019 and 2020 by USD $ 6.5 million, USD $ 6.4 million and USD.$ 7.7 million, respectively.

b.	The exchange rates in effect on the dates of the consolidated financial statements and it’s issuance date were as follows:

	December 31,						Feb 24,
	2017		2018		2019		2021
Mexican pesos per one U.S. dollar (Note 3.p)	Ps.	19.6829	Ps.	18.8452	Ps.	19.9487	Ps.	20.6783